SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Impax Asset Management Limited
Address:    Mezzanine Floor
		Pegasus House
		37-43 Sackville Street
		London W1S 3EH
		UNITED KINGDOM

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael Knight
Title:      Chief Compliance Officer
Phone:      44(0)207 7432 2626

Signature, Place, and Date of Signing:

     M B Knight            		London United Kingdom	14 August 2009
- -----------------------             ------------            -----------------
      [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------
Form 13F Information Table Entry Total:   35
                                          -----------
Form 13F Information Table Value Total:   $357019
                                          -----------
                                          (thousands)

List of Other Included Managers:


ISSUER                           CLASS   CUSIP        	 VALUE    SH/PRN	PUT/  INV         OTHER        VOTING AUTH
                                                        '000s          		CALL  DISCRETION   MGRS    SOLE
Active Power Inc		Common	00504W100	 3611	4198585			S		     S
American Water Works 		Common	030420103	 1170	  61250			S		     S
Aqua America Inc		Common	03826W103	  573	  32000			S		     S
Badger Meter			Common	056525108	15987	 389937			S		     S
Ballard Power Systems Inc	Common	058586108	 2524	1402214			S		     S
California Water Services	Common	130788102	 1000	  27130			S		     S
CIA Sanamento Bsico de-ADR	Common	20441A102	  792	  25650			S		     S
Clarcor Inc			Common	179895107	16925	 579824			S		     S
Clean Harbors Inc		Common	184496107	26659	 493785			S		     S
Covanta Holdings Corp.		Common	22282E102	21395	1261510			S		     S
Danaher Corp			Common	235851102	  762	  12335			S		     S
Dionex Corp			Common	254546104	15340	 251350			S		     S
Emerson Electric Co.		Common	291011104	  613	  18918			S		     S
Esco Technologies Inc		Common	296315104	 6895	 153905			S		     S
Idex Corp			Common	45167R104	  246	  10000			S		     S
Insituform Technologies		Comon	457667103	  290	  17100			S		     S
Itron Inc			Common	465741106	23391	 424746			S		     S
Johnson Controls inc		Common	478366107	  297	  13600			s		     S
LKQ Corp			Common	501889208	23470	1426760			S		     S
Metalico Inc			Common	591176102	10984	2357018			S		     S
Mueller water Products Inc-A	Common	624758108	10583	2830796			S		     S
Nalco Holdings			Common	62985Q101	  363	  21500			S		     S
Northwest Pipe Company		Common	667746101	  411	  11830 		S		     S
Ormat Technologies Inc		Common	686688102	27802	 689627			S		     S
Pall corp			Common	696429307	21599	 812860			S		     S
Pentair Inc.			Common	709631105	23676	 923580			s		     S
Polypore International		Common	73179V103	13807	1241680			S		     S
Power Integrations Inc		Common	739276103	20642	 867671			S		     S
Regal Beloit			Common	758750103	25303	 634480			S		     S
Republic services Inc		Common	760759100	  503	  20451			S		     S
Roper Industries Inc		Common	776696106	  638	  14075			S		     S
Stericycle Inc			Common	858912108	20230	 392588			S		     S
Sunpower Corp class B		Common	867652307	16729	 698490			S		     S
Thermo Fisher Scientific Inc	Common	883556102	  995	  24400			S		     S
Watts Water Technologies-A	Common	942749102	  814	  37800			S		     S